SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands								1 Months Ended				12 Months Ended
	Jul. 11, 2024	Apr. 19, 2024 USD ($) shares	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) shares	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 08, 2023 USD ($) $ / shares shares	Sep. 06, 2023 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Jan. 31, 2024 shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 04, 2024 shares	Jan. 12, 2024 USD ($) shares	Dec. 31, 2023 € / shares shares	Jun. 22, 2023 shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares	Jun. 27, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued												1,237,751					1,237,751		1,000,000	864,000
Implied value | € / shares																	€ 1
Aggregate amount of convertible instruments issued										$ 569,000	$ 828
Proceeds from issuance of shares, net | $													$ 182,000	$ 5,892,000
Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						606,060
Proceeds from issuance of shares, net | $						$ 697
[custom:WarrantsExercisePricePerShare-0] | $ / shares						$ 1.15															$ 5.28
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			160,227
Implied value | $ / shares												$ 0.0022
Warrant B [member]
IfrsStatementLineItems [Line Items]
Ordinary shares												2,619,367					2,619,367
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of warrants									909,090,000
Warrants exercised									454,544,000
Aggregate ordinary shares									454,544,000
Exercise price of share | $ / shares								$ 0.5
Exercise price of share | $ / shares					$ 0.2378
Fee and commission income | $					$ 2,900,000
Offering expenses payable | $					$ 2,660,000
Convertible security to investor, description								(i) a convertible security to an investor relating to a loan in the principal amount of $407 and (ii) 100,000 warrants to the investor.
Aggregate amount of convertible instruments issued | $								$ 407,000
Proceeds from issuance of shares, net | $								350,000
Restricted stock unit shares				1,500,000
Restricted stock unit vested shares				166,667
Ordinary shares		30,000
Reverse stock split	75 shares of par value US$0.0022 each will be consolidated into 1 share of par value US$0.165
Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares																3,789,264
Nonadjusting event [member] | Ordinary shares [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Ordinary shares																2,619,377
Nonadjusting event [member] | Ordinary shares [member] | Board of director [member]
IfrsStatementLineItems [Line Items]
Ordinary shares															100,000
Nonadjusting event [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Ordinary shares																2,619,367
Underwriting agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		345,349
Underwriting agreement [member] | Ordinary shares [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		606,061
Underwriting agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Contract agreement | $																$ 5,000,000
Underwriting agreement [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					12,124,666
Implied value | $ / shares					$ 0.24
Pre funded warrants convertible, description					1-for-1 basis
Letter Agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Payment for fee | $				$ 200,000,000				$ 200,000,000
Warrant shares				250,000				250,000
Exercise price of share | $ / shares								$ 0.0022
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												2,619,377					2,619,377
Proceeds from issuance of shares, net | $							$ 2,358,000
Borrowing costs incurred | $							$ 2,574,000
[custom:OriginalIssueDiscount-0]							40.00%
[custom:InterestAccruedPercent-0]							12.00%
[custom:ConversionPrice] | $ / shares							$ 1.6378
Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							2,619,367
[custom:WarrantsExercisePricePerShare-0] | $ / shares							$ 1.6378
Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							3,929,051
[custom:WarrantsExercisePricePerShare-0] | $ / shares							$ 0.0022
Securities purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							3,929,051
Securities purchase agreement [member] | Ordinary shares [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							2,619,367
Securities purchase agreement [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares			11,825,508
Promissory note | $			$ 2,000,000.0
Principal amount | $			2,250,000
Borrowing costs incurred | $			$ 2,000,000.0
[custom:OriginalIssueDiscount-0]			10.00%
[custom:InterestAccruedPercent-0]			12.00%
[custom:WarrantTerm-0]			5 years
Exercise price of outstanding share options | $ / shares			$ 0.157
Existing warrant amount | $			$ 6,000
Stock Purchase Agreement [Member] | Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Notional amount | $		$ 30,000,000
Purchase price description		(a) 95% of the lowest daily traded price of the Company’s ordinary shares during the five trading day valuation period (provided that it shall not be less than a Company-specified minimum acceptable price) (“Market Price”), if the market price of the ordinary shares is over $1.00; (b) 90% of the Market Price, if the market price of the ordinary shares is between $0.80 and $1.00: (c) 85% of the Market Price, if the market price of the ordinary shares is between $0.60 and $0.80; (d) 80% of the Market Price, if the market price of the ordinary shares is between $0.40 and $0.60; (e) 75% of the Market Price, if the market price of the ordinary shares is between $0.20 and $0.40; and (f) 50% of the Market Price, if the market price of the ordinary shares is below $0.20. The SPA contains restrictions on the Company’s ability to enter into any Variable Rate Transaction (as defined in the SPA), as described in the SPA
Ordinary shares		2,725,621,000